Financial Information by Business Segment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Information by Business Segment
Schedule of revenue from external customers and operating income

	Three Months Ended
	March 31,
	2013	2012
	(Thousands)
Revenues from external customers:
Transmission and storage	$41,065	$27,098
Gathering	3,300	3,905
Total	$44,365	$31,003
Operating income (loss):
Transmission and storage	$28,169	$17,391
Gathering	(2,032)	(999)
Total operating income	$26,137	$16,392

	Years Ended December 31,
	2012	2011	2010
	(Thousands)
Revenues from external customers:
Transmission and storage	$120,797	$93,707	$74,393
Gathering	16,113	15,906	17,207
Total	$136,910	$109,613	$91,600

Operating income (loss):
Transmission and storage	$76,667	$60,906	$42,280
Gathering	(5,976)	(6,286)	(4,343)
Total operating income	$70,691	$54,620	$37,937

Reconciliation of operating income to net income	Reconciliation of operating income to net income:

Other income, net	297	2,471
Interest expense, net	4,204	1,539
Income tax expense	—	6,201
Net income	$22,230	$11,123
Reconciliation of operating income to net income:

Other income	7,701	3,826	498
Interest expense	9,955	5,050	5,164
Income taxes	13,131	20,807	14,030
Net income	$55,306	$32,589	$19,241

Schedule of segment assets
	March 31,	December 31,
	2013	2012
	(Thousands)
Segment assets:
Transmission and storage	$643,367	$632,404
Gathering	71,479	75,200
Total assets	$714,846	$707,604

As of December 31,
	2012	2011
	(Thousands)
Segment assets:
Transmission and storage	$632,404	$461,002
Gathering	75,200	85,440
Total assets	$707,604	$546,442

Schedule of depreciation, depletion and amortization and expenditures for segment assets

	Three Months Ended March 31,
	2013	2012
	(Thousands)
Depreciation and amortization:
Transmission and storage	$6,618	$2,363
Gathering	730	675
Total	$7,348	$3,038

Expenditures for segment assets:
Transmission and storage	$9,351	$50,823
Gathering	1,134	417
Total	$10,485	$51,240

	Years Ended December 31,
	2012	2011	2010
	(Thousands)
Depreciation and amortization:
Transmission and storage	$17,400	$8,850	$8,212
Gathering	2,839	2,620	2,674
Total	$20,239	$11,470	$10,886

Expenditures for segment assets:
Transmission and storage	$161,683	$131,902	$33,158
Gathering	5,379	3,929	3,246
Total	$167,062	$135,831	$36,404